Revenue (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance mineral royalty payment	$ 581	$ 1,422
Land agreements proceeds not credited against other mineral interests	1,052	523
Revenue	15,610	$ 10,103	$ 3,048
Isabella Pearl Mine [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance mineral royalty payment			572
Land agreements proceeds not credited against other mineral interests			$ 438
Nevada Select Royalty, Inc. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 326